Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates.  Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company manages its risk to fluctuating interest rates by opportunistically using interest rate swaps to convert its floating rate debt into fixed rate obligations.  These interest rate swaps are not designated as hedges and changes in the fair value of these instruments are reflected in earnings.

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%.  In December 2015, the Company repaid the full outstanding balance of the mortgage and interest rate swap.  At March 31, 2016 and March 31, 2015, the fair market value of the swap was a liability of $0 and $655, respectively, and was recorded in other long-term liabilities on the consolidated balance sheet.  The Company recorded a net (loss) gain of $(6), $(150) and $68 within financial income, net for the years ended March 31, 2016, 2015 and 2014, respectively.  These amounts include an unrealized gain of $147 and $404 for the years ended March 31, 2015 and 2014, respectively.  For March 31, 2016 there was a realized gain of $180.

b.	Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency. These cross-currency swaps were not designated as hedges and changes in fair value of these derivatives are reflected in earnings.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the U.S. dollar and the exchange rates between the U.S. dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2015	(1.01%)	1.20%	14.04%	14.41%	3.98	1.27
3/31/2016	(0.71%)	1.27%	(5.28%)	2.36%	3.77	1.30

(1)	Per Bank of Israel
(2)	Per Bank of Canada

In November 2003, the Company entered into loan agreements to borrow, in Israel, NIS 210,800 for an eleven-year term at an annual interest rate of 5.8%.  At the same time, the Company entered into a USD/NIS, 5-year, CPI-adjusted currency swap in which it received, at the end of the period, the NIS amount linked to the CPI plus interest equal to 5.8% of the outstanding NIS balance, and paid $47,190 plus a fixed rate of 5.9%.  This swap matured on November 28, 2008, and was replaced on the maturity date by a USD/NIS, CPI-adjusted, 6-year currency swap.  In accordance with this swap agreement, the Company received NIS 201,270 in 6 annual payments (equivalent of the remaining debt balance as of November 28, 2008), which was linked to the CPI plus additional interest equal to 5.8% of the outstanding NIS balance.  The Company was required to pay $51,344 plus a fixed rate of 6.59%.  These loans and the related swap matured in November 2014 and were retired.  The Company recorded a net (loss) gain of $0, ($1,117) and $1,025 within financial income, net for the years ended March 31, 2016, 2015 and 2014, respectively, related to its swap arrangements.

In October 2011, the Company began entering into separate forward contracts to offset the variability of our cash flows in the U.S. dollars due to changes in the NIS and the Canadian dollar.  As of March 31, 2016, the Company did not have any forward contracts in place to purchase either the NIS or Canadian dollar.  However, the Company settled contracts to purchase the NIS totaling $26,167 throughout the year and recorded a net (gain) loss of ($813), $4,590 and ($2,190) for the years ended March 31, 2016, 2015 and 2014, respectively.  The Company also settled contracts to purchase the Canadian dollar totaling $24,900, through the year and recorded a net (gain) loss of ($3,413), $901and $4,421, for the years ended March 31, 2016, 2015 and 2014, respectively.